Disclosure - Stockholders' Equity (Deficit) and Preferred Stock Subject to Redemption - Summary of Warrants Activity (Details) - Warrant [Member]	9 Months Ended
Sep. 30, 2015 $ / shares shares
Warrants, Outstanding Beginning Balance | shares	418,321
Warrants, Granted | shares
Warrants, Outstanding Ending Balance | shares	418,321
Warrants, Exercisable | shares	418,321
Weighted Average Exercise Price, Outstanding Beginning Balance | $ / shares	$ 9.30
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 9.30
Weighted Average Exercise Price, Exercisable | $ / shares	$ 9.30